UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS GNMA Fund

Class A: GGGGX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.85%

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 3.61% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg GNMA Index tracks fixed-rate mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA). The index is constructed by grouping individual MBS pools into aggregates or generics which proxy for the outstanding pools of a given program, coupon and vintage.

The Bloomberg GNMA Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg U.S. Aggregate Bond Index
Bloomberg GNMA Index
$15,000
$10,000
$5,000
$0
$11,998
$11,439
$10,600
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$9,725	$10,000	$10,000
'15	$9,721	$10,002	$10,018
'15	$9,690	$9,975	$10,010
'15	$9,672	$9,943	$10,016
'16	$9,754	$10,080	$10,132
'16	$9,775	$10,151	$10,165
'16	$9,796	$10,244	$10,192
'16	$9,816	$10,284	$10,203
'16	$9,816	$10,286	$10,216
'16	$9,872	$10,471	$10,283
'16	$9,871	$10,537	$10,306
'16	$9,880	$10,525	$10,322
'16	$9,916	$10,519	$10,349
'16	$9,939	$10,439	$10,335
'16	$9,828	$10,192	$10,174
'16	$9,780	$10,206	$10,172
'17	$9,774	$10,226	$10,161
'17	$9,818	$10,295	$10,205
'17	$9,806	$10,290	$10,201
'17	$9,857	$10,369	$10,251
'17	$9,909	$10,449	$10,314
'17	$9,854	$10,438	$10,263
'17	$9,892	$10,483	$10,309
'17	$9,929	$10,577	$10,370
'17	$9,909	$10,527	$10,359
'17	$9,916	$10,533	$10,354
'17	$9,895	$10,519	$10,338
'17	$9,902	$10,568	$10,362
'18	$9,829	$10,446	$10,248
'18	$9,763	$10,347	$10,164
'18	$9,822	$10,413	$10,230
'18	$9,779	$10,336	$10,188
'18	$9,816	$10,410	$10,265
'18	$9,810	$10,397	$10,273
'18	$9,797	$10,399	$10,274
'18	$9,835	$10,466	$10,328
'18	$9,779	$10,399	$10,268
'18	$9,711	$10,317	$10,191
'18	$9,786	$10,378	$10,279
'18	$9,921	$10,569	$10,468
'19	$10,003	$10,681	$10,553
'19	$9,996	$10,675	$10,547
'19	$10,131	$10,880	$10,686
'19	$10,125	$10,883	$10,676
'19	$10,254	$11,076	$10,810
'19	$10,339	$11,215	$10,898
'19	$10,370	$11,240	$10,932
'19	$10,493	$11,531	$11,020
'19	$10,510	$11,470	$11,021
'19	$10,543	$11,504	$11,068
'19	$10,549	$11,498	$11,065
'19	$10,556	$11,490	$11,080
'20	$10,597	$11,711	$11,134
'20	$10,686	$11,922	$11,234
'20	$10,689	$11,852	$11,416
'20	$10,762	$12,063	$11,486
'20	$10,835	$12,119	$11,498
'20	$10,808	$12,195	$11,483
'20	$10,796	$12,377	$11,454
'20	$10,791	$12,277	$11,448
'20	$10,799	$12,271	$11,447
'20	$10,799	$12,216	$11,447
'20	$10,861	$12,336	$11,468
'20	$10,877	$12,353	$11,488
'21	$10,892	$12,264	$11,468
'21	$10,838	$12,087	$11,403
'21	$10,812	$11,936	$11,376
'21	$10,862	$12,030	$11,416
'21	$10,825	$12,070	$11,378
'21	$10,818	$12,155	$11,374
'21	$10,812	$12,290	$11,408
'21	$10,812	$12,267	$11,398
'21	$10,788	$12,161	$11,374
'21	$10,748	$12,157	$11,337
'21	$10,748	$12,193	$11,332
'21	$10,732	$12,162	$11,322
'22	$10,605	$11,900	$11,184
'22	$10,526	$11,767	$11,120
'22	$10,265	$11,441	$10,852
'22	$9,949	$11,006	$10,501
'22	$10,038	$11,077	$10,621
'22	$9,866	$10,904	$10,430
'22	$10,093	$11,170	$10,766
'22	$9,819	$10,854	$10,431
'22	$9,291	$10,385	$9,896
'22	$9,163	$10,251	$9,813
'22	$9,521	$10,628	$10,181
'22	$9,441	$10,580	$10,103
'23	$9,765	$10,905	$10,435
'23	$9,504	$10,623	$10,175
'23	$9,694	$10,893	$10,366
'23	$9,731	$10,959	$10,425
'23	$9,646	$10,840	$10,344
'23	$9,627	$10,801	$10,313
'23	$9,615	$10,794	$10,316
'23	$9,522	$10,725	$10,241
'23	$9,222	$10,452	$9,924
'23	$9,037	$10,287	$9,735
'23	$9,489	$10,753	$10,221
'23	$9,884	$11,165	$10,649
'24	$9,840	$11,134	$10,598
'24	$9,678	$10,977	$10,426
'24	$9,758	$11,078	$10,537
'24	$9,486	$10,798	$10,253
'24	$9,651	$10,981	$10,435
'24	$9,748	$11,085	$10,542
'24	$9,983	$11,344	$10,797
'24	$10,132	$11,507	$10,959
'24	$10,231	$11,661	$11,065
'24	$9,936	$11,372	$10,776
'24	$10,061	$11,493	$10,913
'24	$9,919	$11,304	$10,751
'25	$9,967	$11,364	$10,812
'25	$10,225	$11,614	$11,073
'25	$10,241	$11,619	$11,082
'25	$10,239	$11,664	$11,091
'25	$10,159	$11,581	$11,005
'25	$10,334	$11,759	$11,194
'25	$10,310	$11,728	$11,151
'25	$10,515	$11,868	$11,326
'25	$10,600	$11,998	$11,439

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	3.61%	-0.37%	0.87%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	0.76%	-0.93%	0.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRA-A

R-102965-2 (11/25)

DWS GNMA Fund

Class C: GCGGX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.60%

Gross expense ratio as of the latest prospectus: 1.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 2.83% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg GNMA Index tracks fixed-rate mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA). The index is constructed by grouping individual MBS pools into aggregates or generics which proxy for the outstanding pools of a given program, coupon and vintage.

The Bloomberg GNMA Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg U.S. Aggregate Bond Index
Bloomberg GNMA Index
$15,000
$10,000
$5,000
$0
$11,998
$11,439
$10,088
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$10,000	$10,000	$10,000
'15	$9,989	$10,002	$10,018
'15	$9,951	$9,975	$10,010
'15	$9,927	$9,943	$10,016
'16	$10,005	$10,080	$10,132
'16	$10,020	$10,151	$10,165
'16	$10,035	$10,244	$10,192
'16	$10,050	$10,284	$10,203
'16	$10,043	$10,286	$10,216
'16	$10,094	$10,471	$10,283
'16	$10,087	$10,537	$10,306
'16	$10,089	$10,525	$10,322
'16	$10,121	$10,519	$10,349
'16	$10,130	$10,439	$10,335
'16	$10,018	$10,192	$10,174
'16	$9,963	$10,206	$10,172
'17	$9,951	$10,226	$10,161
'17	$9,990	$10,295	$10,205
'17	$9,964	$10,290	$10,201
'17	$10,017	$10,369	$10,251
'17	$10,063	$10,449	$10,314
'17	$10,001	$10,438	$10,263
'17	$10,034	$10,483	$10,309
'17	$10,065	$10,577	$10,370
'17	$10,038	$10,527	$10,359
'17	$10,039	$10,533	$10,354
'17	$10,011	$10,519	$10,338
'17	$10,012	$10,568	$10,362
'18	$9,931	$10,446	$10,248
'18	$9,852	$10,347	$10,164
'18	$9,913	$10,413	$10,230
'18	$9,863	$10,336	$10,188
'18	$9,886	$10,410	$10,265
'18	$9,874	$10,397	$10,273
'18	$9,861	$10,399	$10,274
'18	$9,893	$10,466	$10,328
'18	$9,830	$10,399	$10,268
'18	$9,756	$10,317	$10,191
'18	$9,817	$10,378	$10,279
'18	$9,945	$10,569	$10,468
'19	$10,021	$10,681	$10,553
'19	$10,016	$10,675	$10,547
'19	$10,144	$10,880	$10,686
'19	$10,132	$10,883	$10,676
'19	$10,254	$11,076	$10,810
'19	$10,331	$11,215	$10,898
'19	$10,348	$11,240	$10,932
'19	$10,471	$11,531	$11,020
'19	$10,482	$11,470	$11,021
'19	$10,507	$11,504	$11,068
'19	$10,506	$11,498	$11,065
'19	$10,498	$11,490	$11,080
'20	$10,533	$11,711	$11,134
'20	$10,614	$11,922	$11,234
'20	$10,618	$11,852	$11,416
'20	$10,684	$12,063	$11,486
'20	$10,741	$12,119	$11,498
'20	$10,715	$12,195	$11,483
'20	$10,696	$12,377	$11,454
'20	$10,684	$12,277	$11,448
'20	$10,685	$12,271	$11,447
'20	$10,670	$12,216	$11,447
'20	$10,724	$12,336	$11,468
'20	$10,732	$12,353	$11,488
'21	$10,748	$12,264	$11,468
'21	$10,688	$12,087	$11,403
'21	$10,648	$11,936	$11,376
'21	$10,689	$12,030	$11,416
'21	$10,654	$12,070	$11,378
'21	$10,633	$12,155	$11,374
'21	$10,627	$12,290	$11,408
'21	$10,612	$12,267	$11,398
'21	$10,581	$12,161	$11,374
'21	$10,535	$12,157	$11,337
'21	$10,528	$12,193	$11,332
'21	$10,505	$12,162	$11,322
'22	$10,374	$11,900	$11,184
'22	$10,290	$11,767	$11,120
'22	$10,036	$11,441	$10,852
'22	$9,712	$11,006	$10,501
'22	$9,792	$11,077	$10,621
'22	$9,618	$10,904	$10,430
'22	$9,840	$11,170	$10,766
'22	$9,567	$10,854	$10,431
'22	$9,048	$10,385	$9,896
'22	$8,917	$10,251	$9,813
'22	$9,267	$10,628	$10,181
'22	$9,175	$10,580	$10,103
'23	$9,484	$10,905	$10,435
'23	$9,225	$10,623	$10,175
'23	$9,404	$10,893	$10,366
'23	$9,434	$10,959	$10,425
'23	$9,346	$10,840	$10,344
'23	$9,321	$10,801	$10,313
'23	$9,304	$10,794	$10,316
'23	$9,207	$10,725	$10,241
'23	$8,912	$10,452	$9,924
'23	$8,719	$10,287	$9,735
'23	$9,158	$10,753	$10,221
'23	$9,533	$11,165	$10,649
'24	$9,484	$11,134	$10,598
'24	$9,322	$10,977	$10,426
'24	$9,393	$11,078	$10,537
'24	$9,125	$10,798	$10,253
'24	$9,278	$10,981	$10,435
'24	$9,366	$11,085	$10,542
'24	$9,585	$11,344	$10,797
'24	$9,722	$11,507	$10,959
'24	$9,810	$11,661	$11,065
'24	$9,522	$11,372	$10,776
'24	$9,636	$11,493	$10,913
'24	$9,494	$11,304	$10,751
'25	$9,534	$11,364	$10,812
'25	$9,775	$11,614	$11,073
'25	$9,785	$11,619	$11,082
'25	$9,777	$11,664	$11,091
'25	$9,695	$11,581	$11,005
'25	$9,855	$11,759	$11,194
'25	$9,826	$11,728	$11,151
'25	$10,014	$11,868	$11,326
'25	$10,088	$11,998	$11,439

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	2.83%	-1.14%	0.09%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.83%	-1.14%	0.09%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRA-C

R-102965-2 (11/25)

DWS GNMA Fund

Class R6: GRRGX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%

Gross expense ratio as of the latest prospectus: 0.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 3.75% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg GNMA Index tracks fixed-rate mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA). The index is constructed by grouping individual MBS pools into aggregates or generics which proxy for the outstanding pools of a given program, coupon and vintage.

The Bloomberg GNMA Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
Bloomberg U.S. Aggregate Bond Index
Bloomberg GNMA Index
$15,000
$10,000
$5,000
$0
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
$11,998
$11,439
$11,204

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$10,000	$10,000	$10,000
'15	$9,999	$10,002	$10,018
'15	$9,970	$9,975	$10,010
'15	$9,953	$9,943	$10,016
'16	$10,040	$10,080	$10,132
'16	$10,063	$10,151	$10,165
'16	$10,086	$10,244	$10,192
'16	$10,109	$10,284	$10,203
'16	$10,110	$10,286	$10,216
'16	$10,169	$10,471	$10,283
'16	$10,178	$10,537	$10,306
'16	$10,181	$10,525	$10,322
'16	$10,228	$10,519	$10,349
'16	$10,246	$10,439	$10,335
'16	$10,133	$10,192	$10,174
'16	$10,086	$10,206	$10,172
'17	$10,082	$10,226	$10,161
'17	$10,138	$10,295	$10,205
'17	$10,119	$10,290	$10,201
'17	$10,175	$10,369	$10,251
'17	$10,230	$10,449	$10,314
'17	$10,176	$10,438	$10,263
'17	$10,218	$10,483	$10,309
'17	$10,251	$10,577	$10,370
'17	$10,239	$10,527	$10,359
'17	$10,249	$10,533	$10,354
'17	$10,222	$10,519	$10,338
'17	$10,231	$10,568	$10,362
'18	$10,157	$10,446	$10,248
'18	$10,090	$10,347	$10,164
'18	$10,152	$10,413	$10,230
'18	$10,117	$10,336	$10,188
'18	$10,149	$10,410	$10,265
'18	$10,144	$10,397	$10,273
'18	$10,139	$10,399	$10,274
'18	$10,180	$10,466	$10,328
'18	$10,124	$10,399	$10,268
'18	$10,056	$10,317	$10,191
'18	$10,135	$10,378	$10,279
'18	$10,276	$10,569	$10,468
'19	$10,365	$10,681	$10,553
'19	$10,360	$10,675	$10,547
'19	$10,511	$10,880	$10,686
'19	$10,507	$10,883	$10,676
'19	$10,644	$11,076	$10,810
'19	$10,726	$11,215	$10,898
'19	$10,762	$11,240	$10,932
'19	$10,900	$11,531	$11,020
'19	$10,913	$11,470	$11,021
'19	$10,958	$11,504	$11,068
'19	$10,960	$11,498	$11,065
'19	$10,969	$11,490	$11,080
'20	$11,016	$11,711	$11,134
'20	$11,110	$11,922	$11,234
'20	$11,125	$11,852	$11,416
'20	$11,195	$12,063	$11,486
'20	$11,274	$12,119	$11,498
'20	$11,257	$12,195	$11,483
'20	$11,239	$12,377	$11,454
'20	$11,238	$12,277	$11,448
'20	$11,257	$12,271	$11,447
'20	$11,252	$12,216	$11,447
'20	$11,320	$12,336	$11,468
'20	$11,339	$12,353	$11,488
'21	$11,366	$12,264	$11,468
'21	$11,304	$12,087	$11,403
'21	$11,280	$11,936	$11,376
'21	$11,335	$12,030	$11,416
'21	$11,308	$12,070	$11,378
'21	$11,296	$12,155	$11,374
'21	$11,300	$12,290	$11,408
'21	$11,294	$12,267	$11,398
'21	$11,281	$12,161	$11,374
'21	$11,234	$12,157	$11,337
'21	$11,236	$12,193	$11,332
'21	$11,223	$12,162	$11,322
'22	$11,093	$11,900	$11,184
'22	$11,013	$11,767	$11,120
'22	$10,752	$11,441	$10,852
'22	$10,416	$11,006	$10,501
'22	$10,511	$11,077	$10,621
'22	$10,335	$10,904	$10,430
'22	$10,574	$11,170	$10,766
'22	$10,299	$10,854	$10,431
'22	$9,741	$10,385	$9,896
'22	$9,618	$10,251	$9,813
'22	$9,995	$10,628	$10,181
'22	$9,914	$10,580	$10,103
'23	$10,248	$10,905	$10,435
'23	$9,977	$10,623	$10,175
'23	$10,179	$10,893	$10,366
'23	$10,230	$10,959	$10,425
'23	$10,135	$10,840	$10,344
'23	$10,118	$10,801	$10,313
'23	$10,108	$10,794	$10,316
'23	$10,022	$10,725	$10,241
'23	$9,701	$10,452	$9,924
'23	$9,509	$10,287	$9,735
'23	$9,987	$10,753	$10,221
'23	$10,406	$11,165	$10,649
'24	$10,362	$11,134	$10,598
'24	$10,195	$10,977	$10,426
'24	$10,291	$11,078	$10,537
'24	$9,998	$10,798	$10,253
'24	$10,175	$10,981	$10,435
'24	$10,281	$11,085	$10,542
'24	$10,540	$11,344	$10,797
'24	$10,692	$11,507	$10,959
'24	$10,799	$11,661	$11,065
'24	$10,491	$11,372	$10,776
'24	$10,627	$11,493	$10,913
'24	$10,480	$11,304	$10,751
'25	$10,534	$11,364	$10,812
'25	$10,809	$11,614	$11,073
'25	$10,809	$11,619	$11,082
'25	$10,815	$11,664	$11,091
'25	$10,726	$11,581	$11,005
'25	$10,912	$11,759	$11,194
'25	$10,888	$11,728	$11,151
'25	$11,106	$11,868	$11,326
'25	$11,204	$11,998	$11,439

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	3.75%	-0.09%	1.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRA-R6

R-102965-2 (11/25)

DWS GNMA Fund

Class S: SGINX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$61	0.60%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 3.86% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg GNMA Index tracks fixed-rate mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA). The index is constructed by grouping individual MBS pools into aggregates or generics which proxy for the outstanding pools of a given program, coupon and vintage.

The Bloomberg GNMA Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg U.S. Aggregate Bond Index
Bloomberg GNMA Index
$15,000
$10,000
$5,000
$0
$11,998
$11,439
$11,167
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$10,000	$10,000	$10,000
'15	$10,005	$10,002	$10,018
'15	$9,968	$9,975	$10,010
'15	$9,959	$9,943	$10,016
'16	$10,047	$10,080	$10,132
'16	$10,070	$10,151	$10,165
'16	$10,094	$10,244	$10,192
'16	$10,117	$10,284	$10,203
'16	$10,119	$10,286	$10,216
'16	$10,179	$10,471	$10,283
'16	$10,181	$10,537	$10,306
'16	$10,185	$10,525	$10,322
'16	$10,232	$10,519	$10,349
'16	$10,251	$10,439	$10,335
'16	$10,138	$10,192	$10,174
'16	$10,091	$10,206	$10,172
'17	$10,088	$10,226	$10,161
'17	$10,143	$10,295	$10,205
'17	$10,125	$10,290	$10,201
'17	$10,188	$10,369	$10,251
'17	$10,244	$10,449	$10,314
'17	$10,189	$10,438	$10,263
'17	$10,231	$10,483	$10,309
'17	$10,264	$10,577	$10,370
'17	$10,253	$10,527	$10,359
'17	$10,263	$10,533	$10,354
'17	$10,236	$10,519	$10,338
'17	$10,245	$10,568	$10,362
'18	$10,172	$10,446	$10,248
'18	$10,106	$10,347	$10,164
'18	$10,169	$10,413	$10,230
'18	$10,126	$10,336	$10,188
'18	$10,166	$10,410	$10,265
'18	$10,162	$10,397	$10,273
'18	$10,150	$10,399	$10,274
'18	$10,199	$10,466	$10,328
'18	$10,144	$10,399	$10,268
'18	$10,076	$10,317	$10,191
'18	$10,147	$10,378	$10,279
'18	$10,288	$10,569	$10,468
'19	$10,376	$10,681	$10,553
'19	$10,371	$10,675	$10,547
'19	$10,521	$10,880	$10,686
'19	$10,517	$10,883	$10,676
'19	$10,653	$11,076	$10,810
'19	$10,734	$11,215	$10,898
'19	$10,769	$11,240	$10,932
'19	$10,907	$11,531	$11,020
'19	$10,919	$11,470	$11,021
'19	$10,963	$11,504	$11,068
'19	$10,964	$11,498	$11,065
'19	$10,973	$11,490	$11,080
'20	$11,018	$11,711	$11,134
'20	$11,112	$11,922	$11,234
'20	$11,126	$11,852	$11,416
'20	$11,196	$12,063	$11,486
'20	$11,274	$12,119	$11,498
'20	$11,256	$12,195	$11,483
'20	$11,237	$12,377	$11,454
'20	$11,235	$12,277	$11,448
'20	$11,254	$12,271	$11,447
'20	$11,248	$12,216	$11,447
'20	$11,315	$12,336	$11,468
'20	$11,334	$12,353	$11,488
'21	$11,352	$12,264	$11,468
'21	$11,297	$12,087	$11,403
'21	$11,273	$11,936	$11,376
'21	$11,327	$12,030	$11,416
'21	$11,290	$12,070	$11,378
'21	$11,286	$12,155	$11,374
'21	$11,281	$12,290	$11,408
'21	$11,283	$12,267	$11,398
'21	$11,260	$12,161	$11,374
'21	$11,220	$12,157	$11,337
'21	$11,222	$12,193	$11,332
'21	$11,207	$12,162	$11,322
'22	$11,077	$11,900	$11,184
'22	$10,996	$11,767	$11,120
'22	$10,726	$11,441	$10,852
'22	$10,398	$11,006	$10,501
'22	$10,493	$11,077	$10,621
'22	$10,316	$10,904	$10,430
'22	$10,554	$11,170	$10,766
'22	$10,270	$10,854	$10,431
'22	$9,721	$10,385	$9,896
'22	$9,589	$10,251	$9,813
'22	$9,964	$10,628	$10,181
'22	$9,882	$10,580	$10,103
'23	$10,223	$10,905	$10,435
'23	$9,952	$10,623	$10,175
'23	$10,153	$10,893	$10,366
'23	$10,194	$10,959	$10,425
'23	$10,107	$10,840	$10,344
'23	$10,089	$10,801	$10,313
'23	$10,078	$10,794	$10,316
'23	$9,983	$10,725	$10,241
'23	$9,671	$10,452	$9,924
'23	$9,470	$10,287	$9,735
'23	$9,954	$10,753	$10,221
'23	$10,370	$11,165	$10,649
'24	$10,325	$11,134	$10,598
'24	$10,157	$10,977	$10,426
'24	$10,244	$11,078	$10,537
'24	$9,960	$10,798	$10,253
'24	$10,135	$10,981	$10,435
'24	$10,239	$11,085	$10,542
'24	$10,487	$11,344	$10,797
'24	$10,646	$11,507	$10,959
'24	$10,752	$11,661	$11,065
'24	$10,444	$11,372	$10,776
'24	$10,578	$11,493	$10,913
'24	$10,431	$11,304	$10,751
'25	$10,493	$11,364	$10,812
'25	$10,758	$11,614	$11,073
'25	$10,776	$11,619	$11,082
'25	$10,785	$11,664	$11,091
'25	$10,704	$11,581	$11,005
'25	$10,881	$11,759	$11,194
'25	$10,857	$11,728	$11,151
'25	$11,085	$11,868	$11,326
'25	$11,167	$11,998	$11,439

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	3.86%	-0.15%	1.11%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRA-S

R-102965-2 (11/25)

DWS GNMA Fund

Institutional Class: GIGGX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.58%

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 3.94% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg GNMA Index tracks fixed-rate mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA). The index is constructed by grouping individual MBS pools into aggregates or generics which proxy for the outstanding pools of a given program, coupon and vintage.

The Bloomberg GNMA Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg U.S. Aggregate Bond Index
Bloomberg GNMA Index
$1,250,000
$1,000,000
$750,000
$500,000
$250,000
$0
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
$1,199,775
$1,143,944
$1,118,647

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,000,514	$1,000,166	$1,001,790
'15	$996,808	$997,524	$1,000,993
'15	$995,900	$994,300	$1,001,629
'16	$1,004,598	$1,007,983	$1,013,223
'16	$1,006,921	$1,015,133	$1,016,524
'16	$1,009,255	$1,024,447	$1,019,181
'16	$1,011,590	$1,028,379	$1,020,327
'16	$1,011,783	$1,028,643	$1,021,585
'16	$1,017,792	$1,047,125	$1,028,327
'16	$1,018,068	$1,053,745	$1,030,560
'16	$1,019,243	$1,052,540	$1,032,178
'16	$1,023,309	$1,051,923	$1,034,858
'16	$1,025,215	$1,043,877	$1,033,474
'16	$1,014,054	$1,019,185	$1,017,443
'16	$1,009,374	$1,020,622	$1,017,247
'17	$1,009,079	$1,022,625	$1,016,078
'17	$1,014,627	$1,029,498	$1,020,534
'17	$1,012,857	$1,028,958	$1,020,128
'17	$1,018,426	$1,036,899	$1,025,105
'17	$1,024,031	$1,044,880	$1,031,401
'17	$1,018,628	$1,043,828	$1,026,256
'17	$1,022,860	$1,048,320	$1,030,863
'17	$1,026,208	$1,057,723	$1,036,962
'17	$1,025,093	$1,052,685	$1,035,923
'17	$1,026,144	$1,053,295	$1,035,432
'17	$1,023,434	$1,051,943	$1,033,808
'17	$1,024,337	$1,056,771	$1,036,180
'18	$1,016,969	$1,044,600	$1,024,822
'18	$1,010,338	$1,034,698	$1,016,391
'18	$1,016,620	$1,041,334	$1,022,993
'18	$1,013,063	$1,033,589	$1,018,777
'18	$1,016,340	$1,040,966	$1,026,476
'18	$1,015,902	$1,039,686	$1,027,316
'18	$1,014,704	$1,039,933	$1,027,358
'18	$1,019,614	$1,046,624	$1,032,807
'18	$1,014,046	$1,039,884	$1,026,752
'18	$1,007,231	$1,031,666	$1,019,072
'18	$1,014,405	$1,037,825	$1,027,938
'18	$1,028,542	$1,056,891	$1,046,767
'19	$1,037,303	$1,068,115	$1,055,306
'19	$1,037,543	$1,067,496	$1,054,668
'19	$1,051,774	$1,087,994	$1,068,644
'19	$1,051,330	$1,088,273	$1,067,634
'19	$1,064,939	$1,107,592	$1,081,006
'19	$1,073,888	$1,121,501	$1,089,785
'19	$1,076,577	$1,123,968	$1,093,173
'19	$1,090,372	$1,153,092	$1,102,031
'19	$1,092,373	$1,146,951	$1,102,089
'19	$1,095,962	$1,150,406	$1,106,753
'19	$1,096,855	$1,149,820	$1,106,524
'19	$1,097,772	$1,149,019	$1,108,024
'20	$1,101,555	$1,171,131	$1,113,379
'20	$1,111,733	$1,192,210	$1,123,446
'20	$1,112,345	$1,185,194	$1,141,640
'20	$1,120,157	$1,206,262	$1,148,564
'20	$1,127,985	$1,211,878	$1,149,821
'20	$1,125,393	$1,219,512	$1,148,309
'20	$1,124,416	$1,237,728	$1,145,425
'20	$1,124,235	$1,227,737	$1,144,770
'20	$1,125,307	$1,227,064	$1,144,661
'20	$1,124,756	$1,221,585	$1,144,740
'20	$1,131,512	$1,233,571	$1,146,770
'20	$1,133,395	$1,235,271	$1,148,805
'21	$1,136,092	$1,226,414	$1,146,781
'21	$1,130,621	$1,208,704	$1,140,310
'21	$1,127,384	$1,193,611	$1,137,554
'21	$1,132,793	$1,203,040	$1,141,559
'21	$1,130,016	$1,206,971	$1,137,761
'21	$1,128,738	$1,215,451	$1,137,363
'21	$1,129,109	$1,229,041	$1,140,771
'21	$1,128,477	$1,226,701	$1,139,751
'21	$1,127,014	$1,216,080	$1,137,357
'21	$1,122,266	$1,215,745	$1,133,695
'21	$1,122,449	$1,219,342	$1,133,196
'21	$1,120,981	$1,216,222	$1,132,173
'22	$1,107,955	$1,190,020	$1,118,401
'22	$1,100,697	$1,176,744	$1,111,983
'22	$1,073,663	$1,144,052	$1,085,204
'22	$1,039,983	$1,100,637	$1,050,101
'22	$1,049,443	$1,107,734	$1,062,103
'22	$1,031,714	$1,090,356	$1,043,021
'22	$1,055,593	$1,116,998	$1,076,587
'22	$1,027,988	$1,085,435	$1,043,118
'22	$972,175	$1,038,537	$989,568
'22	$959,792	$1,025,086	$981,289
'22	$997,448	$1,062,784	$1,018,129
'22	$989,261	$1,057,990	$1,010,347
'23	$1,022,578	$1,090,538	$1,043,546
'23	$996,304	$1,062,342	$1,017,452
'23	$1,015,589	$1,089,328	$1,036,563
'23	$1,020,557	$1,095,930	$1,042,487
'23	$1,011,920	$1,083,997	$1,034,426
'23	$1,009,208	$1,080,131	$1,031,279
'23	$1,009,074	$1,079,378	$1,031,579
'23	$999,516	$1,072,484	$1,024,100
'23	$968,277	$1,045,230	$992,448
'23	$948,227	$1,028,735	$973,485
'23	$996,745	$1,075,323	$1,022,124
'23	$1,038,534	$1,116,485	$1,064,913
'24	$1,033,207	$1,113,419	$1,059,764
'24	$1,016,426	$1,097,688	$1,042,633
'24	$1,025,989	$1,107,824	$1,053,654
'24	$996,689	$1,079,842	$1,025,322
'24	$1,015,155	$1,098,149	$1,043,484
'24	$1,025,680	$1,108,545	$1,054,160
'24	$1,050,576	$1,134,437	$1,079,726
'24	$1,065,649	$1,150,739	$1,095,879
'24	$1,076,291	$1,166,147	$1,106,452
'24	$1,046,425	$1,137,228	$1,077,576
'24	$1,059,892	$1,149,252	$1,091,342
'24	$1,044,283	$1,130,444	$1,075,118
'25	$1,050,523	$1,136,441	$1,081,175
'25	$1,078,134	$1,161,445	$1,107,338
'25	$1,079,180	$1,161,882	$1,108,232
'25	$1,080,188	$1,166,448	$1,109,109
'25	$1,072,000	$1,158,096	$1,100,471
'25	$1,089,795	$1,175,903	$1,119,435
'25	$1,087,465	$1,172,801	$1,115,140
'25	$1,109,428	$1,186,828	$1,132,574
'25	$1,118,647	$1,199,775	$1,143,944

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	3.94%	-0.12%	1.13%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRA-I

R-102965-2 (11/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS GNMA Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended September 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$28,722	$0	$8,948	$0
2024	$28,722	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended September 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$881,203	$0
2024	$0	$492,566	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended September 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$8,948	$881,203	$0	$890,151
2024	$8,948	$492,566	$0	$501,514

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2025
Annual Financial Statements and Other Information
DWS GNMA Fund

Contents
3	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
25	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm
41	Tax Information
42	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS GNMA Fund

Investment Portfolioas of September 30, 2025

	Principal Amount ($)	Value ($)
Government National Mortgage Association 113.9%
Government National Mortgage Association:
2.0%, 10/1/2055, TBA	139,500,000	115,367,477
2.0%, with various maturities from 1/20/2051 until 3/20/2052	46,714,907	38,620,135
2.5%, 10/1/2055, TBA	29,000,000	24,954,007
2.5%, with various maturities from 10/20/2050 until 3/20/2052	110,446,768	95,134,479
3.0%, with various maturities from 9/15/2042 until 5/20/2052	84,202,665	75,637,231
3.5%, 10/1/2055, TBA	30,000,000	27,350,370
3.5%, with various maturities from 11/20/2041 until 5/20/2047	20,091,991	18,841,552
4.0%, with various maturities from 8/20/2040 until 4/20/2053	55,050,500	52,435,079
4.25%, 9/15/2041	98,399	96,789
4.49%, with various maturities from 6/15/2041 until 7/15/2041	262,819	261,673
4.5%, with various maturities from 8/15/2039 until 11/20/2052	35,334,747	34,598,571
4.55%, 1/15/2041	431,184	430,162
4.625%, 5/15/2041	180,137	180,261
5.0%, 10/1/2055, TBA	106,000,000	105,426,646
5.0%, with various maturities from 3/20/2029 until 7/20/2041	8,111,800	8,272,252
5.5%, 10/1/2055, TBA	178,500,000	179,820,900
6.5%, with various maturities from 6/20/2032 until 3/20/2039	2,836,745	3,032,333
7.5%, with various maturities from 7/20/2026 until 4/20/2032	21,209	22,491
Total Government National Mortgage Association (Cost $798,297,276)		780,482,408
Asset-Backed 2.3%
Automobile Receivables 0.7%
Carvana Auto Receivables Trust:
“C” , Series 2021-N3, 1.02%, 6/12/2028	1,639,438	1,589,662
“C” , Series 2021-N4, 1.72%, 9/11/2028	919,695	895,409
Exeter Automobile Receivables Trust, “E” , Series 2021-1A, 144A, 2.21%, 2/15/2028	2,597,142	2,594,699
		5,079,770
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	3

	Principal Amount ($)	Value ($)
Credit Card Receivables 0.2%
Continental Finance Credit Card ABS Master Trust, “A” , Series 2024-A, 144A, 5.78%, 12/15/2032	1,000,000	1,015,479
Home Equity Loans 0.3%
RCKT Mortgage Trust, “A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	860,548	868,247
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	1,315,026	1,330,028
		2,198,275
Miscellaneous 1.1%
522 Funding CLO Ltd., “AR” , Series 2018-3A, 144A, 3 mo. USD Term SOFR + 1.302%, 5.627% (a), 10/20/2031	1,955,231	1,956,477
Alinea CLO Ltd., “AR” , Series 2018-1A, 144A, 3 mo. USD Term SOFR + 0.9%, 5.225% (a), 7/20/2031	988,788	989,039
CIFC Funding Ltd., “A1R” , Series 2020-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.618% (a), 1/15/2040	2,000,000	2,006,502
Octagon Investment Partners XVII Ltd., “A2R2” , Series 2013-1A, 144A, 3 mo. USD Term SOFR + 1.362%, 5.68% (a), 1/25/2031	1,525,000	1,524,818
THL Credit Wind River CLO Ltd., “AR2” , Series 2019-3A, 144A, 3 mo. USD Term SOFR + 1.06%, 5.378% (a), 4/15/2031	1,333,495	1,333,652
		7,810,488
Total Asset-Backed (Cost $15,949,397)		16,104,012
Commercial Mortgage-Backed Securities 1.4%
BAHA Trust, “A” , Series 2024-MAR, 144A, 6.171% (a), 12/10/2041	1,286,000	1,329,797
BPR Trust, “B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.415% (a), 9/15/2038	900,000	896,661
BX Trust, “B” , Series 2021-ARIA, 144A, 1 mo. USD Term SOFR + 1.411%, 5.561% (a), 10/15/2036	2,000,000	1,998,750
Fontainebleau Miami Beach Mortgage Trust, “B” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 6.0% (a), 12/15/2039	563,000	563,352
JPMorgan Chase Commercial Mortgage Securities Trust, “A” , Series 2016-NINE, 144A, 2.949% (a), 9/6/2038	500,000	491,757
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.22% (a), 8/15/2038	991,720	988,068
The accompanying notes are an integral part of the financial statements.

4	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.593% (a), 2/15/2042	1,500,000	1,492,031
U.S. Bank C&I Credit-Linked Notes, “B2” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.35%, 5.736% (a), 9/25/2032	2,000,000	2,001,521
Total Commercial Mortgage-Backed Securities (Cost $9,687,044)		9,761,937
Collateralized Mortgage Obligations 40.7%
Chase Home Lending Mortgage Trust, “A11” , Series 2019-ATR1, 144A, 1 mo. USD Term SOFR + 1.064%, 5.222% (a), 4/25/2049	491,724	473,261
CIM Trust, “A4” , Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,087,340	1,019,560
Federal Home Loan Mortgage Corp.:
“OP” , Series 5417, Principal Only, Zero Coupon , 6/25/2054	6,887,047	6,020,216
“SA” , Series 3721, Interest Only, 4.386% minus 30 day USD SOFR Average, 0.013% (a), 9/15/2040	2,473,282	114,895
“IS” , Series 5150, Interest Only, 4.6% minus 30 day USD SOFR Average, 0.245% (a), 8/25/2051	6,259,000	494,835
“SG” , Series 5418, Interest Only, 5.786% minus 30 day USD SOFR Average, 1.429% (a), 11/25/2046	13,891,025	1,001,498
“SH” , Series 4941, Interest Only, 5.836% minus 30 day USD SOFR Average, 1.479% (a), 12/25/2049	8,196,021	906,848
“C11” , Series 414, Interest Only, 1.5%, 1/25/2042	3,193,385	225,621
“IG” , Series 5070, Interest Only, 1.5%, 1/25/2044	14,301,123	794,269
“CI” , Series 5037, Interest Only, 1.5%, 11/25/2050	2,871,380	270,581
“HS” , Series 4616, Interest Only, 5.886% minus 30 day USD SOFR Average, 1.513% (a), 9/15/2046	10,636,448	1,197,074
“S5” , Series 339, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.563% (a), 11/15/2044	14,614,449	1,623,855
“NS” , Series 4993, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.579% (a), 7/25/2050	2,012,696	295,245
“NS” , Series 4215, Interest Only, 6.036% minus 30 day USD SOFR Average, 1.663% (a), 6/15/2043	1,736,683	190,230
“SM” , Series 5004, Interest Only, 6.036% minus 30 day USD SOFR Average, 1.68% (a), 8/25/2050	13,097,479	1,749,234
“ID” , Series 5007, Interest Only, 1.85%, 8/25/2050	3,222,790	351,326
“JI” , Series 5041, Interest Only, 2.0%, 3/25/2049	1,965,993	203,665
“MI” , Series 5018, Interest Only, 2.0%, 10/25/2050	2,423,233	317,557
“IE” , Series 5050, Interest Only, 2.0%, 12/25/2050	4,800,412	584,304
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	5

	Principal Amount ($)	Value ($)
“AI” , Series 5063, Interest Only, 2.0%, 1/25/2051	9,751,558	1,320,305
“JI” , Series 5058, Interest Only, 2.0%, 1/25/2051	3,808,276	450,862
“WS” , Series 3981, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.063% (a), 5/15/2041	661,736	21,590
“NS” , Series 4999, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.079% (a), 1/25/2042	2,811,924	145,906
“DS” , Series 4080, Interest Only, 6.586% minus 30 day USD SOFR Average, 2.213% (a), 3/15/2041	1,477,584	70,166
“AI” , Series 5200, Interest Only, 2.5%, 5/25/2049	371,961	51,700
“PI” , Series 4992, Interest Only, 2.5%, 7/25/2050	2,781,901	386,850
“LI” , Series 5036, Interest Only, 2.5%, 11/25/2050	29,336,654	4,633,662
“NI” , Series 5053, Interest Only, 2.5%, 12/25/2050	28,621,043	4,402,965
“LI” , Series 5132, Interest Only, 2.5%, 1/25/2051	19,511,841	2,410,656
“DI” , Series 5081, Interest Only, 2.5%, 3/25/2051	12,257,775	1,903,825
“IJ” , Series 5141, Interest Only, 2.5%, 4/25/2051	24,294,268	2,775,722
“JI” , Series 5129, Interest Only, 2.5%, 8/25/2051	16,881,688	2,557,636
“MI” , Series 5135, Interest Only, 2.5%, 8/25/2051	14,090,053	1,592,175
“CZ” , Series 4113, 3.0%, 9/15/2042	1,399,632	1,134,848
“300” , Series 352, 3.0%, 10/15/2046	159,243	145,526
“PA” , Series 4704, 3.5%, 7/15/2047	774,248	712,944
“JI” , Series 5236, Interest Only, 4.0%, 2/25/2052	19,552,490	2,248,441
“AS” , Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 5.927% (a), 2/25/2055	8,479,557	8,644,786
“IJ” , Series 4472, Interest Only, 6.0%, 11/15/2043	3,034,857	493,852
“HS” , Series 5534, 85.75% minus (17.5 x 30 day USD SOFR Average), 9.519% (a), 5/25/2055	24,465,940	26,304,684
Federal National Mortgage Association:
“SC” , Series 2017-73, Interest Only, 3.486% minus 30 day USD SOFR Average, 0.0% (a), 9/25/2047	6,500,189	161,120
“ET” , Series 2024-105, 0.125%, 1/25/2055	5,347,927	4,475,075
“LS” , Series 2012-100, Interest Only, 4.776% minus 30 day USD SOFR Average, 0.419% (a), 9/25/2042	2,334,096	154,352
“TI” , Series 2021-4, Interest Only, 1.5%, 12/25/2040	12,227,182	485,912
“NS” , Series 2011-96, Interest Only, 5.886% minus 30 day USD SOFR Average, 1.529% (a), 10/25/2041	3,029,643	301,504
“TS” , Series 2019-71, Interest Only, 5.886% minus 30 day USD SOFR Average, 1.529% (a), 11/25/2049	9,024,579	963,821
“CS” , Series 2016-88, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.579% (a), 12/25/2046	15,525,418	1,272,103
“BS” , Series 2019-60, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.579% (a), 10/25/2049	6,405,952	764,796
The accompanying notes are an integral part of the financial statements.

6	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
“JS” , Series 2019-57, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.579% (a), 10/25/2049	2,581,832	291,610
“SA” , Series 2020-15, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.579% (a), 3/25/2050	5,540,436	713,226
“KS” , Series 2025-88, Interest Only, 5.95% minus 30 day USD SOFR Average, 1.594%, 9/25/2055	13,702,204	894,390
“CS” , Series 2013-86, Interest Only, 6.036% minus 30 day USD SOFR Average, 1.679% (a), 7/25/2043	4,876,110	399,253
“PS” , Series 2013-81, Interest Only, 6.036% minus 30 day USD SOFR Average, 1.679% (a), 7/25/2043	3,192,765	342,237
“PS” , Series 2013-83, Interest Only, 6.036% minus 30 day USD SOFR Average, 1.679% (a), 7/25/2043	1,643,918	136,631
“SW” , Series 2013-81, Interest Only, 6.086% minus 30 day USD SOFR Average, 1.729% (a), 1/25/2043	3,853,785	359,527
“KS” , Series 2013-10, Interest Only, 6.086% minus 30 day USD SOFR Average, 1.729% (a), 2/25/2043	4,933,033	391,012
“SA” , Series 2018-44, Interest Only, 6.086% minus 30 day USD SOFR Average, 1.729% (a), 6/25/2048	40,241,025	4,993,933
“C2” , Series 432, Interest Only, 2.0%, 7/25/2037	5,078,848	338,741
“AY” , Series 2013-6, 2.0%, 2/25/2043	1,244,000	881,062
“IA” , Series 2021-21, Interest Only, 2.0%, 7/25/2047	25,586,588	2,115,872
“AQ” , Series 2020-56, 2.0%, 8/25/2050	200,000	162,014
“BI” , Series 2020-62, Interest Only, 2.0%, 9/25/2050	3,179,324	392,900
“AI” , Series 2020-97, Interest Only, 2.0%, 1/25/2051	1,494,504	202,218
“EI” , Series 2021-42, Interest Only, 2.0%, 3/25/2051	3,580,082	508,918
“GS” , Series 2011-123, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.079% (a), 10/25/2041	1,376,931	101,056
“PS” , Series 2011-127, Interest Only, 6.536% minus 30 day USD SOFR Average, 2.179% (a), 8/25/2041	984,246	46,991
“KL” , Series 2016-83, 2.5%, 11/25/2046	107,246	78,286
“IW” , Series 2021-76, Interest Only, 2.5%, 2/25/2048	17,535,872	2,434,543
“NI” , Series 2020-57, Interest Only, 2.5%, 8/25/2050	1,558,999	257,831
“JI” , Series 2020-75, Interest Only, 2.5%, 11/25/2050	509,561	81,232
“IA” , Series 2023-48, Interest Only, 2.5%, 12/25/2050	14,300,454	1,961,060
“PI” , Series 2020-86, Interest Only, 2.5%, 12/25/2050	27,936,916	4,266,383
“I” , Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,211,005	492,432
“MI” , Series 2021-44, Interest Only, 2.5%, 7/25/2051	13,807,500	2,364,946
“ID” , Series 2024-22, Interest Only, 2.5%, 10/25/2051	33,114,651	4,202,052
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	7

	Principal Amount ($)	Value ($)
“KI” , Series 2012-146, Interest Only, 3.0%, 11/25/2042	2,101,876	244,968
“DI” , Series 2017-15, Interest Only, 3.0%, 3/25/2047	1,707,733	223,171
“IB” , Series 2020-43, Interest Only, 3.0%, 10/25/2048	2,845,348	455,405
“PI” , Series 2022-7, Interest Only, 3.0%, 7/25/2050	20,568,589	2,714,578
“LZ” , Series 2013-6, 3.5%, 2/25/2043	1,141,198	934,873
“JI” , Series 2016-49, Interest Only, 3.5%, 8/25/2046	2,924,111	549,851
“IP” , Series 2019-68, Interest Only, 3.5%, 5/25/2048	2,138,345	195,331
“EA” , Series 2018-85, 3.5%, 12/25/2048	122,888	117,458
“IA” , Series 2024-7, Interest Only, 3.5%, 11/25/2049	1,509,511	194,890
“DB” , Series 2011-111, 4.0%, 11/25/2041	186,746	183,580
“PZ” , Series 2010-13, 4.5%, 3/25/2040	55,741	52,331
“IC” , Series 2019-49, Interest Only, 4.5%, 5/25/2044	6,415,438	517,747
“UI” , Series 2010-126, Interest Only, 5.5%, 10/25/2040	2,473,575	232,276
“2” , Series 2007-W8, Interest Only, 6.0%, 9/25/2037	78,778	8,612
“HI” , Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,320,089	279,966
“MU” , Series 2025-33, 30 day USD SOFR Average + 4.25%, 7.782% (a), 8/25/2054	23,236,028	24,110,295
“MS” , Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 9.949% (a), 5/25/2055	11,050,965	11,660,383
Government National Mortgage Association:
“SL” , Series 2021-107, Interest Only, 4.0% minus 30 day USD SOFR Average, 0.0% (a), 10/20/2048	7,621,176	323,157
“JO” , Series 2023-133, Principal Only, Zero Coupon , 9/20/2053	4,995,532	4,047,812
“HS” , Series 2013-39, Interest Only, 4.636% minus 1 mo. USD Term SOFR, 0.5% (a), 3/20/2041	10,078,810	503,867
“CS” , Series 2018-152, Interest Only, 4.966% minus 1 mo. USD Term SOFR, 0.83% (a), 11/20/2048	5,407,179	378,997
“SG” , Series 2011-69, Interest Only, 5.286% minus 1 mo. USD Term SOFR, 1.15% (a), 5/20/2041	3,150,510	239,286
“SB” , Series 2022-63, Interest Only, 5.6% minus 30 day USD SOFR Average, 1.211% (a), 11/20/2046	5,960,175	574,585
“SP” , Series 2014-133, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.339% (a), 9/16/2044	6,831,173	555,669
“S” , Series 2013-134, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.35% (a), 9/20/2043	5,588,741	408,415
“DS” , Series 2010-35, Interest Only, 5.566% minus 1 mo. USD Term SOFR, 1.43% (a), 3/20/2040	2,281,302	180,542
“SW” , Series 2024-89, Interest Only, 5.93% minus 30 day USD SOFR Average, 1.541% (a), 5/20/2054	36,016,367	2,002,460
The accompanying notes are an integral part of the financial statements.

8	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
“MS” , Series 2022-153, Interest Only, 6.05% minus 30 day USD SOFR Average, 1.661% (a), 12/20/2049	30,646,882	2,967,526
“SN” , Series 2010-14, Interest Only, 5.836% minus 1 mo. USD Term SOFR, 1.689% (a), 2/16/2040	2,191,837	109,373
“SA” , Series 2019-112, Interest Only, 5.886% minus 1 mo. USD Term SOFR, 1.75% (a), 9/20/2049	4,158,383	475,279
“SA” , Series 2019-152, Interest Only, 5.886% minus 1 mo. USD Term SOFR, 1.75% (a), 12/20/2049	9,485,786	1,093,830
“SB” , Series 2023-57, Interest Only, 6.15% minus 30 day USD SOFR Average, 1.761% (a), 4/20/2053	29,158,073	1,750,066
“SA” , Series 2014-10, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 1.789% (a), 1/16/2044	1,231,920	126,510
“CS” , Series 2020-15, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 1.8% (a), 2/20/2050	7,329,519	688,585
“SL” , Series 2010-31, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.839% (a), 11/16/2034	1,613,521	92,991
“SJ” , Series 2019-70, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.839% (a), 6/16/2038	9,834,949	701,295
“SA” , Series 2013-110, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.839% (a), 7/16/2043	3,401,491	346,969
“SA” , Series 2014-60, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.839% (a), 4/16/2044	8,455,908	850,807
“JS” , Series 2019-111, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.85% (a), 9/20/2036	3,696,882	257,710
“SA” , Series 2014-41, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.85% (a), 3/20/2044	3,953,390	443,324
“JS” , Series 2020-83, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 1.9% (a), 6/20/2050	4,358,372	556,467
“SG” , Series 2023-86, Interest Only, 6.3% minus 30 day USD SOFR Average, 1.911% (a), 9/20/2050	8,170,048	1,140,206
“SP” , Series 2012-113, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 1.95% (a), 10/20/2041	1,208,663	64,542
“SA” , Series 2005-84, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 1.989% (a), 11/16/2035	908,635	72,250
“GI” , Series 2020-175, Interest Only, 2.0%, 11/20/2050	5,263,545	648,452
“WI” , Series 2020-181, Interest Only, 2.0%, 12/20/2050	1,529,852	186,563
“DI” , Series 2021-50, Interest Only, 2.0%, 3/20/2051	2,327,278	297,997
“QE” , Series 2021-159, 2.0%, 9/20/2051	7,894,053	6,514,182
“IJ” , Series 2021-194, Interest Only, 2.0%, 11/20/2051	3,350,065	450,105
“IP” , Series 2021-194, Interest Only, 2.0%, 11/20/2051	628,475	77,436
“LS” , Series 2020-188, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.05% (a), 11/20/2050	4,138,508	590,069
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	9

	Principal Amount ($)	Value ($)
“SD” , Series 2021-58, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.05% (a), 4/20/2051	7,275,446	919,662
“SF” , Series 2020-61, Interest Only, 6.326% minus 1 mo. USD Term SOFR, 2.19% (a), 7/20/2043	36,315,638	4,117,389
“SG” , Series 2017-60, Interest Only, 6.356% minus 1 mo. USD Term SOFR, 2.22% (a), 2/20/2038	5,978,012	605,588
“SM” , Series 2008-2, Interest Only, 6.386% minus 1 mo. USD Term SOFR, 2.239% (a), 1/16/2038	1,267,712	118,889
“SD” , Series 2017-60, Interest Only, 6.406% minus 1 mo. USD Term SOFR, 2.27% (a), 2/20/2038	3,533,178	380,173
“SD” , Series 2010-68, Interest Only, 6.466% minus 1 mo. USD Term SOFR, 2.33% (a), 6/20/2040	4,212,700	506,068
“SN” , Series 2012-43, Interest Only, 6.486% minus 1 mo. USD Term SOFR, 2.339% (a), 4/16/2042	498,621	65,700
“S” , Series 2010-147, Interest Only, 6.536% minus 1 mo. USD Term SOFR, 2.4% (a), 11/20/2040	4,678,733	585,607
“QB” , Series 2017-180, 2.5%, 12/20/2047	1,174,000	1,013,746
“QI” , Series 2020-149, Interest Only, 2.5%, 10/20/2050	2,436,565	396,191
“IP” , Series 2021-49, Interest Only, 2.5%, 1/20/2051	2,835,498	347,915
“KI” , Series 2021-24, Interest Only, 2.5%, 2/20/2051	10,774,080	1,219,525
“EI” , Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,550,654	657,392
“MI” , Series 2021-115, Interest Only, 2.5%, 5/20/2051	5,527,639	690,879
“BI” , Series 2021-165, Interest Only, 2.5%, 9/20/2051	1,759,748	210,218
“JI” , Series 2025-62, Interest Only, 2.5%, 10/20/2051	2,398,501	317,375
“SD” , Series 2024-105, Interest Only, 7.2% minus 30 day USD SOFR Average, 2.811% (a), 3/20/2051	16,407,766	3,531,452
“HS” , Series 2014-43, Interest Only, 7.136% minus 1 mo. USD Term SOFR, 2.989% (a), 3/16/2044	3,600,835	416,574
“CI” , Series 2015-74, Interest Only, 3.0%, 10/16/2039	809,891	14,070
“YI” , Series 2020-1, Interest Only, 3.0%, 1/20/2050	2,316,394	387,958
“ID” , Series 2020-32, Interest Only, 3.0%, 3/20/2050	372,047	62,566
“XZ” , Series 2020-122, 3.0%, 8/20/2050	366,824	217,046
“KI” , Series 2021-32, Interest Only, 3.0%, 2/20/2051	1,179,018	205,961
“IH” , Series 2023-190, Interest Only, 3.0%, 11/20/2051	18,854,006	2,673,550
“SC” , Series 2023-97, 16.35% minus (3 x 30 day USD SOFR Average), 3.184% (a), 7/20/2053	10,671,439	10,347,446
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	36,755	390
“JI” , Series 2013-10, Interest Only, 3.5%, 1/20/2043	5,466,377	888,408
The accompanying notes are an integral part of the financial statements.

10	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
“ZG” , Series 2015-99, 3.5%, 7/20/2045	714,165	665,567
“EL” , Series 2019-23, 3.5%, 2/20/2049	351,500	319,463
“JS” , Series 2023-70, 12.3% minus (2 x 30 day USD SOFR Average), 3.522% (a), 5/20/2053	5,029,752	4,818,003
“SG” , Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 3.903% (a), 4/20/2055	30,903,641	30,192,865
Series 2020-45, Interest Only, 4.0%, 8/20/2049	740,920	148,406
“ZC” , Series 2003-86, 4.5%, 10/20/2033	172,901	174,480
“ZP” , Series 2009-58, 4.5%, 7/20/2039	82,683	76,023
“IP” , Series 2014-108, Interest Only, 4.5%, 12/20/2042	254,727	2,346
“LI” , Series 2014-100, Interest Only, 4.5%, 10/16/2043	4,043,126	337,912
“HI” , Series 2020-5, Interest Only, 4.5%, 6/20/2049	1,201,888	262,858
“WI” , Series 2020-191, Interest Only, 4.5%, 12/20/2050	3,156,822	570,430
“ZJ” , Series 2022-83, 4.5%, 5/20/2052	1,492,538	1,348,892
“SL” , Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 4.991% (a), 6/20/2055	6,720,150	6,804,525
“UZ” , Series 2010-37, 5.0%, 3/20/2040	726,021	741,547
“DI” , Series 2020-5, Interest Only, 5.0%, 2/20/2048	2,192,950	362,734
“LB” , Series 2024-113, 5.0%, 7/20/2054	223,769	223,955
“GI” , Series 2015-168, Interest Only, 5.5%, 2/16/2033	2,448,144	284,391
“Z” , Series 2006-12, 5.5%, 3/20/2036	139,305	143,055
“DZ” , Series 2009-106, 5.5%, 11/20/2039	345,702	361,009
“IA” , Series 2012-64, Interest Only, 5.5%, 5/16/2042	1,802,310	258,491
“CI” , Series 2009-42, Interest Only, 6.0%, 8/16/2035	148,051	27,113
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	178,670	37,054
“ST” , Series 2025-100, 76.7% minus (13 x 30 day USD SOFR Average), 7.8% (a), 4/20/2065	2,930,745	2,958,081
“TC” , Series 2025-69, 156.667% minus (33.333 x 30 day USD SOFR Average), 10.0% (a), 4/20/2055	2,957,369	3,069,981
JPMorgan Mortgage Trust, “A11” , Series 2019-9, 144A, 1 mo. USD Term SOFR + 1.014%, 5.172% (a), 5/25/2050	1,234,244	1,183,822
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.506% (a), 7/25/2059	1,703,253	1,794,455
Total Collateralized Mortgage Obligations (Cost $272,561,804)		278,690,449
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	11

	Principal Amount ($)	Value ($)
U.S. Government Agency Sponsored Pass-Throughs 3.5%
Federal National Mortgage Association:
3.5%, 10/1/2055, TBA	8,000,000	7,310,992
5.0%, 7/1/2044	780,938	796,262
5.5%, 5/1/2055	3,524,773	3,575,632
5.5%, 10/1/2055, TBA	4,000,000	4,033,750
6.0%, 1/1/2054	7,874,389	8,209,264
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $23,752,699)		23,925,900
Government & Agency Obligations 1.3%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.0%, 1/15/2027 (b) (c) (Cost $9,040,397)	9,000,000	9,033,750

	Shares	Value ($)
Cash Equivalents 5.5%
DWS Central Cash Management Government Fund, 4.18% (d) (Cost $37,949,556)	37,949,556	37,949,556

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $1,167,238,173)	168.6	1,155,948,012
Other Assets and Liabilities, Net	(68.6)	(470,422,695)
Net Assets	100.0	685,525,317

	Principal Amount ($)	Value ($)
TBA Sale Commitments (27.5)%
U.S. Government Agency Sponsored Pass-Throughs (27.5)%
Federal National Mortgage Association:
2.0%, 10/1/2055, TBA (e)	(55,000,000)	(44,329,945)
4.0%, 10/1/2055, TBA (e)	(49,000,000)	(46,179,609)
5.0%, 10/1/2055, TBA	(68,000,000)	(67,436,280)
The accompanying notes are an integral part of the financial statements.

12	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
5.5%, 10/1/2055, TBA	(4,000,000)	(4,033,750)
6.0%, 10/1/2055, TBA	(26,000,000)	(26,562,900)
Total U.S. Government Agency Sponsored Pass-Throughs (Proceeds $(189,619,454))		(188,542,484)
A summary of the Fund’s transactions with affiliated investments during the year ended September 30, 2025 are as follows:
Value ($) at 9/30/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Cash Equivalents 5.5%
DWS Central Cash Management Government Fund, 4.18% (d)
212,805,316	745,705,041	920,560,801	—	—	2,646,886	—	37,949,556	37,949,556

(a)
Variable or floating rate security. These securities are shown at their current rate as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	At September 30, 2025, this security has been pledged, in whole or in part, as collateral for open forward commitments.
(c)	At September 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	U.S. Treasury Notes with a value of $812,318 received to cover collateral requirements for open forward commitments.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	13

may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra Long U.S. Treasury Bond	USD	12/19/2025	63	7,320,127	7,563,937	243,810
At September 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2025	316	35,401,047	35,550,000	(148,953)
2 Year U.S. Treasury Note	USD	12/31/2025	1,050	218,784,638	218,818,360	(33,722)
3 Year U.S. Treasury Note	USD	12/31/2025	59	12,553,902	12,552,250	1,652
5 Year U.S. Treasury Note	USD	12/31/2025	1,787	195,015,921	195,132,024	(116,103)
U.S. Treasury Long Bond	USD	12/19/2025	19	2,169,384	2,215,281	(45,897)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2025	197	22,442,094	22,670,391	(228,297)
Total net unrealized depreciation						(571,320)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The accompanying notes are an integral part of the financial statements.

14	|	DWS GNMA Fund

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$780,482,408	$—	$780,482,408
Asset-Backed (a)	—	16,104,012	—	16,104,012
Commercial Mortgage-Backed Securities	—	9,761,937	—	9,761,937
Collateralized Mortgage Obligations	—	278,690,449	—	278,690,449
U.S. Government Agency Sponsored Pass-Throughs	—	23,925,900	—	23,925,900
Government & Agency Obligations	—	9,033,750	—	9,033,750
Short-Term Investments	37,949,556	—	—	37,949,556
Derivatives (b)
Futures Contracts	245,462	—	—	245,462
Total	$38,195,018	$1,117,998,456	$—	$1,156,193,474

Liabilities	Level 1	Level 2	Level 3	Total
TBA Sale Commitments (a)	$—	$(188,542,484)	$—	$(188,542,484)
Derivatives (b)
Futures Contracts	(572,972)	—	—	(572,972)
Total	$(572,972)	$(188,542,484)	$—	$(189,115,456)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	15

Statement of Assets and Liabilities
as of September 30, 2025

Assets
Investments in non-affiliated securities, at value (cost $1,129,288,617)	$1,117,998,456
Investment in DWS Central Cash Management Government Fund (cost $37,949,556)	37,949,556
Receivable for investments sold — TBA sale commitments	189,917,009
Receivable for Fund shares sold	159,564
Interest receivable	3,572,463
Other assets	27,658
Total assets	1,349,624,706
Liabilities
Cash overdraft	1,123,735
Payable for investments purchased	4,044,616
Payable for investments purchased — TBA purchase commitments	468,952,635
Payable for Fund shares redeemed	563,877
Payable for variation margin on futures contracts	205,879
TBA sale commitments, at value (proceeds $189,619,454)	188,542,484
Accrued management fee	175,091
Accrued Trustees' fees	7,116
Other accrued expenses and payables	483,956
Total liabilities	664,099,389
Net assets, at value	$685,525,317
Net Assets Consist of
Distributable earnings (loss)	(414,762,419)
Paid-in capital	1,100,287,736
Net assets, at value	$685,525,317
The accompanying notes are an integral part of the financial statements.

16	|	DWS GNMA Fund

Statement of Assets and Liabilities as of September 30, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($293,944,945 ÷ 24,711,706 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.89
Maximum offering price per share (100 ÷ 97.25 of $11.89)	$12.23
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,600,067 ÷ 302,342 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.91
Class R6
Net Asset Value, offering and redemption price per share ($13,629 ÷ 1,140 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)*	$11.95
Class S
Net Asset Value, offering and redemption price per share ($363,863,574 ÷ 30,532,831 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.92
Institutional Class
Net Asset Value, offering and redemption price per share ($24,103,102 ÷ 2,026,015 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.90
*
Net asset value and redemption price per share may not recalculate due to rounding of net assets and/or shares outstanding.
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	17

Statement of Operations
for the year ended September 30, 2025

Investment Income
Income:
Interest	$28,670,640
Income distributions — DWS Central Cash Management Government Fund	2,646,886
Total income	31,317,526
Expenses:
Management fee	2,221,624
Administration fee	684,119
Services to shareholders	1,166,083
Distribution and service fees	703,311
Custodian fee	43,164
Professional fees	57,834
Reports to shareholders	64,913
Registration fees	79,612
Trustees' fees and expenses	19,886
Other	166,450
Total expenses before expense reductions	5,206,996
Expense reductions	(214,930)
Total expenses after expense reductions	4,992,066
Net investment income	26,325,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(24,956,480)
TBA sale commitments	(1,090,053)
Futures	(1,622,022)
(27,668,555)
Change in net unrealized appreciation (depreciation) on:
Investments	24,972,839
TBA sale commitments	970,566
Futures	(280,011)
25,663,394
Net gain (loss)	(2,005,161)
Net increase (decrease) in net assets resulting from operations	$24,320,299
The accompanying notes are an integral part of the financial statements.

18	|	DWS GNMA Fund

Statements of Changes in Net Assets
	Years Ended September 30,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$26,325,460	$27,503,933
Net realized gain (loss)	(27,668,555)	1,538,377
Change in net unrealized appreciation (depreciation)	25,663,394	51,812,559
Net increase (decrease) in net assets resulting from operations	24,320,299	80,854,869
Distributions to shareholders:
Class A	(11,868,485)	(12,289,864)
Class C	(117,837)	(109,828)
Class R	—	(4,569)*
Class R6	(6,407)	(22,446)
Class S	(15,700,907)	(16,365,540)
Institutional Class	(1,111,084)	(718,085)
Total distributions	(28,804,720)	(29,510,332)
Fund share transactions:
Proceeds from shares sold	36,640,656	15,637,321
Reinvestment of distributions	24,748,810	25,117,602
Payments for shares redeemed	(125,206,770)	(131,381,087)
Net increase (decrease) in net assets from Fund share transactions	(63,817,304)	(90,626,164)
Increase (decrease) in net assets	(68,301,725)	(39,281,627)
Net assets at beginning of period	753,827,042	793,108,669
Net assets at end of period	$685,525,317	$753,827,042

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	19

Financial Highlights
DWS GNMA Fund — Class A
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.95	$11.18	$11.65	$13.68	$13.88
Income (loss) from investment operations:
Net investment income[a]	.42	.40	.35	.06	.06
Net realized and unrealized gain (loss)	(.02 )	.80	(.42 )	(1.95)	(.07 )
Total from investment operations	.40	1.20	(.07 )	(1.89)	(.01 )
Less distributions from:
Net investment income	(.46 )	(.43 )	(.40 )	(.14 )	(.19 )
Net asset value, end of period	$11.89	$11.95	$11.18	$11.65	$13.68
Total Return (%)[b]	3.61 [c]	10.94	(.75 )	(13.87)	(.10 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	294	324	341	406	546
Ratio of expenses before expense reductions (%)	.86	.86	.83	.81	.78
Ratio of expenses after expense reductions (%)	.85	.86	.83	.81	.78
Ratio of net investment income (%)	3.59	3.43	2.95	.49	.44
Portfolio turnover rate (%)	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

20	|	DWS GNMA Fund

DWS GNMA Fund — Class C
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.96	$11.19	$11.66	$13.68	$13.89
Income (loss) from investment operations:
Net investment income (loss)[a]	.33	.31	.26	(.03 )	(.04 )
Net realized and unrealized gain (loss)	(.01 )	.80	(.42 )	(1.95)	(.09 )
Total from investment operations	.32	1.11	(.16 )	(1.98)	(.13 )
Less distributions from:
Net investment income	(.37 )	(.34 )	(.31 )	(.04 )	(.08 )
Net asset value, end of period	$11.91	$11.96	$11.19	$11.66	$13.68
Total Return (%)[b]	2.83 [c]	10.08 [c]	(1.50)	(14.49)	(.97 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	4	5	6
Ratio of expenses before expense reductions (%)	1.65	1.63	1.60	1.55	1.60
Ratio of expenses after expense reductions (%)	1.60	1.62	1.60	1.55	1.60
Ratio of net investment income (loss) (%)	2.85	2.67	2.18	(.26 )	(.31 )
Portfolio turnover rate (%)	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	21

DWS GNMA Fund — Class R6
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.96	$11.19	$11.66	$13.70	$13.90
Income (loss) from investment operations:
Net investment income[a]	.42	.44	.39	.11	.10
Net realized and unrealized gain (loss)	(.00 )*	.80	(.42 )	(1.96)	(.07 )
Total from investment operations	.42	1.24	(.03 )	(1.85)	.03
Less distributions from:
Net investment income	(.43 )	(.47 )	(.44 )	(.19 )	(.23 )
Net asset value, end of period	$11.95	$11.96	$11.19	$11.66	$13.70
Total Return (%)	3.75	11.32	(.41 )	(13.65)	.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	14	573	748	729	929
Ratio of expenses (%)	.54	.51	.49	.48	.46
Ratio of net investment income (%)	3.61	3.79	3.30	.82	.75
Portfolio turnover rate (%)	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

22	|	DWS GNMA Fund

DWS GNMA Fund — Class S
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.97	$11.20	$11.67	$13.70	$13.91
Income (loss) from investment operations:
Net investment income[a]	.45	.43	.38	.09	.09
Net realized and unrealized gain (loss)	(.01 )	.80	(.43 )	(1.95)	(.08 )
Total from investment operations	.44	1.23	(.05 )	(1.86)	.01
Less distributions from:
Net investment income	(.49 )	(.46 )	(.42 )	(.17 )	(.22 )
Net asset value, end of period	$11.92	$11.97	$11.20	$11.67	$13.70
Total Return (%)	3.86 [b]	11.18 [b]	(.52 )	(13.67)	.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	364	407	428	504	681
Ratio of expenses before expense reductions (%)	.64	.63	.61	.58	.57
Ratio of expenses after expense reductions (%)	.60	.62	.61	.58	.57
Ratio of net investment income (%)	3.84	3.68	3.18	.72	.66
Portfolio turnover rate (%)	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	23

DWS GNMA Fund — Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.95	$11.19	$11.66	$13.69	$13.89
Income (loss) from investment operations:
Net investment income[a]	.46	.43	.38	.09	.09
Net realized and unrealized gain (loss)	(.01 )	.79	(.42 )	(1.95)	(.07 )
Total from investment operations	.45	1.22	(.04 )	(1.86)	.02
Less distributions from:
Net investment income	(.50 )	(.46 )	(.43 )	(.17 )	(.22 )
Net asset value, end of period	$11.90	$11.95	$11.19	$11.66	$13.69
Total Return (%)	3.94 [b]	11.16 [b]	(.49 )[b]	(13.74)	.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	19	19	19	46
Ratio of expenses before expense reductions (%)	.61	.60	.57	.55	.56
Ratio of expenses after expense reductions (%)	.58	.57	.56	.55	.56
Ratio of net investment income (%)	3.92	3.73	3.23	.67	.66
Portfolio turnover rate (%)	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

24	|	DWS GNMA Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS GNMA Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS GNMA Fund	|	25

Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

26	|	DWS GNMA Fund

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any

DWS GNMA Fund	|	27

changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended September 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of September 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
During the year ended September 30, 2025, the Fund had no securities on loan.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.

28	|	DWS GNMA Fund

Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2025, the Fund had net tax basis capital loss carryforwards of $405,797,811, including short-term losses ($201,781,170) and long-term losses ($204,016,641), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforward from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS GNMA Fund	|	29

At September 30, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$3,587,264
Capital loss carryforwards	$(405,797,811)
Net unrealized appreciation (depreciation) on investments	$(12,551,872)
At September 30, 2025, the aggregate cost of investments for federal income tax purposes was $979,957,400. The net unrealized depreciation for all investments based on tax cost was $12,551,872. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $14,627,578 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $27,179,450.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended September 30,
	2025	2024
Distributions from ordinary income*	$28,804,720	$29,510,332

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or

30	|	DWS GNMA Fund

seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended September 30, 2025, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of September 30, 2025, is included in a table following the Fund’s Investment Portfolio. For the year ended September 30, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $78,543,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $35,546,000 to $486,938,000.
The following tables summarize the value of the Fund’s derivative instruments held as of September 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$245,462
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS GNMA Fund	|	31

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(572,972)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended September 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$(1,622,022)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$(280,011)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended September 30, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$9,790,094,989	$9,744,483,379
U.S. Treasury Obligations	$9,042,100	$5,000,000
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and

32	|	DWS GNMA Fund

restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.0 billion of the Fund’s average daily net assets	.315%
Next $1.5 billion of such net assets	.310%
Next $2.5 billion of such net assets	.300%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.260%
Next $2.5 billion of such net assets	.240%
Over $12.5 billion of such net assets	.220%
Accordingly, for the year ended September 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.315% of the Fund’s average daily net assets.
For the period from October 1, 2024 through January 31, 2026 (through September 30, 2025 for Class R6 shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.83%
Class C	1.58%
Class R6	.56%
Class S	.58%
Institutional Class	.56%

DWS GNMA Fund	|	33

For the year ended September 30, 2025, fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$49,436
Class C	1,854
Class S	154,605
Institutional Class	9,035
$214,930
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended September 30, 2025, the Administration Fee was $684,119, of which $55,627 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended September 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2025
Class A	$249,249	$41,485
Class C	1,080	182
Class R6	44	2
Class S	373,512	62,459
Institutional Class	493	80
	$624,378	$104,208
In addition, for the year ended September 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided

34	|	DWS GNMA Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$169,515
Class C	4,424
Class S	134,904
Institutional Class	27,450
$336,293
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended September 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2025
Class C	$27,649	$2,186
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended September 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2025	Annual Rate
Class A	$666,615	$134,193.22%
Class C	9,047	1,732.25%
	$675,662	$135,925
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2025 aggregated $3,723.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended September 30, 2025, the CDSC

DWS GNMA Fund	|	35

for Class C shares aggregated $506. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the year ended September 30, 2025, DDI received $6 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended September 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,573, of which $314 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2025.

36	|	DWS GNMA Fund

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	280,062	$3,281,728	274,009	$3,184,918
Class C	96,694	1,127,417	70,450	818,142
Class R	—	—	639 *	7,437 *
Class R6	2,142	24,782	13,990	160,980
Class S	400,087	4,697,602	403,606	4,679,770
Institutional Class	2,353,372	27,509,127	593,549	6,786,074
		$36,640,656		$15,637,321
Shares issued to shareholders in reinvestment of distributions
Class A	913,274	$10,617,119	956,982	$11,004,199
Class C	10,127	117,837	9,537	109,828
Class R	—	—	399 *	4,552 *
Class R6	553	6,407	1,949	22,446
Class S	1,107,461	12,896,363	1,150,800	13,258,492
Institutional Class	95,457	1,111,084	62,396	718,085
		$24,748,810		$25,117,602
Shares redeemed
Class A	(3,637,412)	$(42,384,895)	(4,593,840)	$(53,034,791)
Class C	(101,303)	(1,179,918)	(105,007)	(1,209,064)
Class R	—	—	(25,830)*	(299,673)*
Class R6	(49,510)	(570,593)	(34,781)	(395,158)
Class S	(4,954,148)	(57,794,090)	(5,781,644)	(66,886,399)
Institutional Class	(1,979,251)	(23,277,274)	(834,482)	(9,556,002)
		$(125,206,770)		$(131,381,087)

DWS GNMA Fund	|	37

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(2,444,076)	$(28,486,048)	(3,362,849)	$(38,845,674)
Class C	5,518	65,336	(25,020)	(281,094)
Class R	—	—	(24,792)*	(287,684)*
Class R6	(46,815)	(539,404)	(18,842)	(211,732)
Class S	(3,446,600)	(40,200,125)	(4,227,238)	(48,948,137)
Institutional Class	469,578	5,342,937	(178,537)	(2,051,843)
		$(63,817,304)		$(90,626,164)

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

38	|	DWS GNMA Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Income Trust and Shareholders of DWS GNMA Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS GNMA Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Income Trust (the “Trust” )), including the investment portfolio, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Income Trust) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS GNMA Fund	|	39

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
November 20, 2025

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Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS GNMA Fund	|	41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS GNMA Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
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During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
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In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

42	|	DWS GNMA Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

DWS GNMA Fund	|	43

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

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Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
GNMA-BFE2025

DWS GNMA Fund	|	45

GNMA-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/28/2025